Debt Including Capital Lease Obligations - Retiring of Credit Facility & 7 1/2% Senior Notes (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended							9 Months Ended
	Feb. 05, 2013 7.875% Senior Notes 7.5% Senior notes	Sep. 30, 2013 7.875% Senior Notes 7.5% Senior notes	Feb. 28, 2013 7.875% Senior Notes 7.5% Senior notes	Sep. 30, 2012 7.875% Senior Notes 7.5% Senior notes	Feb. 05, 2013 7.5% Senior Notes	Dec. 31, 2012 7.5% Senior Notes	Feb. 05, 2013 7.5% Senior notes	Sep. 30, 2013 Loss on debt extinguishment Senior Notes and Line of Credit 7.5% Senior Notes and Line of Credit	Sep. 30, 2013 Loss on debt extinguishment 7.5% Senior notes	Sep. 30, 2013 Loss on debt extinguishment Line of Credit
Extinguishment of Debt [Line Items]
Stated interest rate on debt instrument	7.875%	7.875%	7.875%	7.50%	7.50%	7.50%	7.50%
Expenses related to debt extinguishment								$ 6
Net proceeds from issuance of Senior Notes	457
Write off of deferred financing fees									$ 1	$ 5